10. INTANGIBLE ASSETS (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Cash generating unity		R$ 3,759,259	R$ 3,740,940
Packaging [Member] | Steel [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[1]	158,748	158,748
Long Stel [Member] | Steel [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[2]	388,698	385,604
Mining [Member] | Minning [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[3]	3,196,588	3,196,588
Other Steel [Member] | Steel [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[4]	15,225
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity		3,606,156	3,590,931
Goodwill [Member] | Packaging [Member] | Steel [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[1]	158,748	158,748
Goodwill [Member] | Long Stel [Member] | Steel [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[2]	235,595	235,595
Goodwill [Member] | Mining [Member] | Minning [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[3]	3,196,588	3,196,588
Goodwill [Member] | Other Steel [Member] | Steel [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[4]	15,225
Trademarks and Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity		153,103	150,009
Trademarks and Patents [Member] | Long Stel [Member] | Steel [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[2]	R$ 153,103	R$ 150,009

[1]	The goodwill of the Packaging cash-generating unit is shown net of impairment loss in the amount of R$109,330, recognized in 2011.
[2]	The goodwill and trademark that are recorded in line item intangible assets at long steel segment, those transactions are derived from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.
[3]	Refers to the goodwill based on expectations for future profitability, resulting from the acquisition of Namisa by CSN Mineracao concluded in December 2015, tested annually for the purpose of analyzing recoverability.
[4]	On November 29, 2019, CSN acquired the entire stake held by CKTR Brasil Servicos Ltda., corresponding to 50% of CBSI's shares, and now holds 100% of CBSI's share capital.